Document and Entity Information	12 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	A-Mark Precious Metals, Inc.
Entity Central Index Key	0001591588